STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Income
Interest income		$ 76,212	$ 45,767
Miscellaneous		1,064,441	629,169
Revenues		1,140,653	674,936
Share of income (losses) from operating limited partnerships	[1]	15,114,264	11,837,639
Expenses and loss
Fund management fee		3,064,018	3,348,748
Amortization		0	66,792
General and administrative expenses		475,546	456,119
Professional fees		584,535	626,646
Impairment loss		1,464,002	2,593,629
Operating expenses		5,588,101	7,091,934
NET INCOME (LOSS)		10,666,816	5,420,641
Net income (loss) allocated to general partner		106,668	54,208
Net income (loss) allocated to limited partners		$ 10,560,148	$ 5,366,433
Net income (loss) per BAC (in dollars per unit)		$ 0.13	$ 0.06
Series Twenty [Member]
Income
Interest income		$ 529	$ 492
Miscellaneous		64	64
Revenues		593	556
Share of income (losses) from operating limited partnerships	[2]	0	70,580
Expenses and loss
Fund management fee		28,405	(56,541)
Amortization		0	0
General and administrative expenses		20,033	19,121
Professional fees		18,826	19,722
Impairment loss		0	0
Operating expenses		67,264	(17,698)
NET INCOME (LOSS)		(66,671)	88,834
Net income (loss) allocated to general partner		(667)	888
Net income (loss) allocated to limited partners		$ (66,004)	$ 87,946
Net income (loss) per BAC (in dollars per unit)		$ (0.02)	$ 0.02
Series Twenty One [Member]
Income
Interest income		$ 856	$ 330
Miscellaneous		859	859
Revenues		1,715	1,189
Share of income (losses) from operating limited partnerships	[3]	326,273	0
Expenses and loss
Fund management fee		21,102	20,249
Amortization		0	0
General and administrative expenses		13,792	13,238
Professional fees		13,296	14,357
Impairment loss		0	0
Operating expenses		48,190	47,844
NET INCOME (LOSS)		279,798	(46,655)
Net income (loss) allocated to general partner		2,798	(467)
Net income (loss) allocated to limited partners		$ 277,000	$ (46,188)
Net income (loss) per BAC (in dollars per unit)		$ 0.15	$ 0
Series Twenty Two [Member]
Income
Interest income		$ 304	$ 143
Miscellaneous		433	284
Revenues		737	427
Share of income (losses) from operating limited partnerships	[4]	248,148	166,896
Expenses and loss
Fund management fee		36,899	32,524
Amortization		0	0
General and administrative expenses		16,518	15,740
Professional fees		17,451	18,294
Impairment loss		0	0
Operating expenses		70,868	66,558
NET INCOME (LOSS)		178,017	100,765
Net income (loss) allocated to general partner		1,780	1,008
Net income (loss) allocated to limited partners		$ 176,237	$ 99,757
Net income (loss) per BAC (in dollars per unit)		$ 0.07	$ 0.04
Series Twenty Three [Member]
Income
Interest income		$ 483	$ 194
Miscellaneous		3,243	7,590
Revenues		3,726	7,784
Share of income (losses) from operating limited partnerships	[5]	247,429	426,346
Expenses and loss
Fund management fee		43,489	(32,141)
Amortization		0	0
General and administrative expenses		19,526	18,345
Professional fees		19,421	17,872
Impairment loss		0	0
Operating expenses		82,436	4,076
NET INCOME (LOSS)		168,719	430,054
Net income (loss) allocated to general partner		1,687	4,301
Net income (loss) allocated to limited partners		$ 167,032	$ 425,753
Net income (loss) per BAC (in dollars per unit)		$ 0.05	$ 0.13
Series Twenty Four [Member]
Income
Interest income		$ 1,870	$ 2,514
Miscellaneous		87,251	3,890
Revenues		89,121	6,404
Share of income (losses) from operating limited partnerships	[6]	16,675	207,327
Expenses and loss
Fund management fee		44,494	(19,728)
Amortization		0	0
General and administrative expenses		16,083	15,838
Professional fees		17,757	25,760
Impairment loss		0	0
Operating expenses		78,334	21,870
NET INCOME (LOSS)		27,462	191,861
Net income (loss) allocated to general partner		275	1,919
Net income (loss) allocated to limited partners		$ 27,187	$ 189,942
Net income (loss) per BAC (in dollars per unit)		$ 0.01	$ 0.09
Series Twenty Five [Member]
Income
Interest income		$ 7,340	$ 10,568
Miscellaneous		10,178	10,178
Revenues		17,518	20,746
Share of income (losses) from operating limited partnerships	[7]	0	1,295,124
Expenses and loss
Fund management fee		16,376	19,401
Amortization		0	0
General and administrative expenses		18,219	17,700
Professional fees		16,299	16,911
Impairment loss		0	0
Operating expenses		50,894	54,012
NET INCOME (LOSS)		(33,376)	1,261,858
Net income (loss) allocated to general partner		(334)	12,619
Net income (loss) allocated to limited partners		$ (33,042)	$ 1,249,239
Net income (loss) per BAC (in dollars per unit)		$ (0.01)	$ 0.41
Series Twenty Six [Member]
Income
Interest income		$ 4,316	$ 5,148
Miscellaneous		5,412	4,649
Revenues		9,728	9,797
Share of income (losses) from operating limited partnerships	[8]	59,000	647,125
Expenses and loss
Fund management fee		82,137	41,257
Amortization		0	0
General and administrative expenses		22,585	22,307
Professional fees		30,477	35,582
Impairment loss		0	0
Operating expenses		135,199	99,146
NET INCOME (LOSS)		(66,471)	557,776
Net income (loss) allocated to general partner		(665)	5,578
Net income (loss) allocated to limited partners		$ (65,806)	$ 552,198
Net income (loss) per BAC (in dollars per unit)		$ (0.02)	$ 0.14
Series Twenty Seven [Member]
Income
Interest income		$ 2,553	$ 3,558
Miscellaneous		12,965	8,514
Revenues		15,518	12,072
Share of income (losses) from operating limited partnerships	[9]	0	237,896
Expenses and loss
Fund management fee		132,052	140,938
Amortization		0	0
General and administrative expenses		16,464	16,136
Professional fees		19,029	43,160
Impairment loss		0	0
Operating expenses		167,545	200,234
NET INCOME (LOSS)		(152,027)	49,734
Net income (loss) allocated to general partner		(1,520)	497
Net income (loss) allocated to limited partners		$ (150,507)	$ 49,237
Net income (loss) per BAC (in dollars per unit)		$ (0.06)	$ 0.02
Series Twenty Eight [Member]
Income
Interest income		$ 13,092	$ 14,044
Miscellaneous		14,489	264,302
Revenues		27,581	278,346
Share of income (losses) from operating limited partnerships	[10]	1,405,521	5,854,818
Expenses and loss
Fund management fee		87,298	79,376
Amortization		0	0
General and administrative expenses		22,039	19,324
Professional fees		28,653	25,609
Impairment loss		0	0
Operating expenses		137,990	124,309
NET INCOME (LOSS)		1,295,112	6,008,855
Net income (loss) allocated to general partner		12,951	60,089
Net income (loss) allocated to limited partners		$ 1,282,161	$ 5,948,766
Net income (loss) per BAC (in dollars per unit)		$ 0.32	$ 1.49
Series Twenty Nine [Member]
Income
Interest income		$ 1,078	$ 704
Miscellaneous		278,558	1,700
Revenues		279,636	2,404
Share of income (losses) from operating limited partnerships	[11]	199,000	278,493
Expenses and loss
Fund management fee		73,241	183,052
Amortization		0	0
General and administrative expenses		20,428	20,216
Professional fees		29,850	32,789
Impairment loss		0	0
Operating expenses		123,519	236,057
NET INCOME (LOSS)		355,117	44,840
Net income (loss) allocated to general partner		3,551	448
Net income (loss) allocated to limited partners		$ 351,566	$ 44,392
Net income (loss) per BAC (in dollars per unit)		$ 0.09	$ 0.01
Series Thirty [Member]
Income
Interest income		$ 1,178	$ 677
Miscellaneous		1,522	1,522
Revenues		2,700	2,199
Share of income (losses) from operating limited partnerships	[12]	273,454	94,887
Expenses and loss
Fund management fee		44,854	61,708
Amortization		0	0
General and administrative expenses		15,954	15,913
Professional fees		23,788	20,400
Impairment loss		0	0
Operating expenses		84,596	98,021
NET INCOME (LOSS)		191,558	(935)
Net income (loss) allocated to general partner		1,916	(9)
Net income (loss) allocated to limited partners		$ 189,642	$ (926)
Net income (loss) per BAC (in dollars per unit)		$ 0.07	$ 0
Series Thirty One [Member]
Income
Interest income		$ 3,356	$ 1,279
Miscellaneous		592	928
Revenues		3,948	2,207
Share of income (losses) from operating limited partnerships	[13]	1,328,188	2,840,263
Expenses and loss
Fund management fee		138,043	227,575
Amortization		0	0
General and administrative expenses		21,962	20,366
Professional fees		27,337	28,104
Impairment loss		0	0
Operating expenses		187,342	276,045
NET INCOME (LOSS)		1,144,794	2,566,425
Net income (loss) allocated to general partner		11,448	25,664
Net income (loss) allocated to limited partners		$ 1,133,346	$ 2,540,761
Net income (loss) per BAC (in dollars per unit)		$ 0.26	$ 0.58
Series Thirty Two [Member]
Income
Interest income		$ 1,415	$ 421
Miscellaneous		16,550	16,778
Revenues		17,965	17,199
Share of income (losses) from operating limited partnerships	[14]	825,886	107,673
Expenses and loss
Fund management fee		184,876	233,246
Amortization		0	0
General and administrative expenses		21,384	20,109
Professional fees		22,222	20,983
Impairment loss		0	0
Operating expenses		228,482	274,338
NET INCOME (LOSS)		615,369	(149,466)
Net income (loss) allocated to general partner		6,154	(1,495)
Net income (loss) allocated to limited partners		$ 609,215	$ (147,971)
Net income (loss) per BAC (in dollars per unit)		$ 0.13	$ (0.03)
Series Thirty Three [Member]
Income
Interest income		$ 2,172	$ 529
Miscellaneous		8,953	2,777
Revenues		11,125	3,306
Share of income (losses) from operating limited partnerships	[15]	1,097,000	53,079
Expenses and loss
Fund management fee		52,507	59,029
Amortization		0	0
General and administrative expenses		14,920	14,437
Professional fees		17,082	15,447
Impairment loss		0	0
Operating expenses		84,509	88,913
NET INCOME (LOSS)		1,023,616	(32,528)
Net income (loss) allocated to general partner		10,236	(325)
Net income (loss) allocated to limited partners		$ 1,013,380	$ (32,203)
Net income (loss) per BAC (in dollars per unit)		$ 0.39	$ (0.01)
Series Thirty Four [Member]
Income
Interest income		$ 18,192	$ 493
Miscellaneous		91,875	18,332
Revenues		110,067	18,825
Share of income (losses) from operating limited partnerships	[16]	328,000	502,727
Expenses and loss
Fund management fee		83,189	126,065
Amortization		0	0
General and administrative expenses		17,895	17,187
Professional fees		20,712	19,039
Impairment loss		0	0
Operating expenses		121,796	162,291
NET INCOME (LOSS)		316,271	359,261
Net income (loss) allocated to general partner		3,163	3,593
Net income (loss) allocated to limited partners		$ 313,108	$ 355,668
Net income (loss) per BAC (in dollars per unit)		$ 0.09	$ 0.1
Series Thirty Five [Member]
Income
Interest income		$ 2,723	$ 339
Miscellaneous		18,972	10,324
Revenues		21,695	10,663
Share of income (losses) from operating limited partnerships	[17]	1,504,603	0
Expenses and loss
Fund management fee		116,442	173,231
Amortization		0	0
General and administrative expenses		17,520	16,748
Professional fees		18,084	16,964
Impairment loss		0	0
Operating expenses		152,046	206,943
NET INCOME (LOSS)		1,374,252	(196,280)
Net income (loss) allocated to general partner		13,743	(1,963)
Net income (loss) allocated to limited partners		$ 1,360,509	$ (194,317)
Net income (loss) per BAC (in dollars per unit)		$ 0.41	$ (0.06)
Series Thirty Six [Member]
Income
Interest income		$ 1,073	$ 1,117
Miscellaneous		19,215	21,885
Revenues		20,288	23,002
Share of income (losses) from operating limited partnerships	[18]	571,611	25,054
Expenses and loss
Fund management fee		116,517	118,401
Amortization		0	0
General and administrative expenses		14,281	13,554
Professional fees		16,603	16,123
Impairment loss		0	0
Operating expenses		147,401	148,078
NET INCOME (LOSS)		444,498	(100,022)
Net income (loss) allocated to general partner		4,445	(1,000)
Net income (loss) allocated to limited partners		$ 440,053	$ (99,022)
Net income (loss) per BAC (in dollars per unit)		$ 0.21	$ (0.05)
Series Thirty Seven [Member]
Income
Interest income		$ 728	$ 657
Miscellaneous		14,312	24,632
Revenues		15,040	25,289
Share of income (losses) from operating limited partnerships		0	0
Expenses and loss
Fund management fee		145,806	153,440
Amortization		0	0
General and administrative expenses		14,502	13,828
Professional fees		15,806	15,685
Impairment loss		0	0
Operating expenses		176,114	182,953
NET INCOME (LOSS)		(161,074)	(157,664)
Net income (loss) allocated to general partner		(1,611)	(1,577)
Net income (loss) allocated to limited partners		$ (159,463)	$ (156,087)
Net income (loss) per BAC (in dollars per unit)		$ (0.06)	$ (0.06)
Series Thirty Eight [Member]
Income
Interest income		$ 425	$ 291
Miscellaneous		51,982	55,454
Revenues		52,407	55,745
Share of income (losses) from operating limited partnerships	[19]	32,421	0
Expenses and loss
Fund management fee		143,708	145,085
Amortization		0	0
General and administrative expenses		15,431	14,457
Professional fees		17,258	16,626
Impairment loss		0	0
Operating expenses		176,397	176,168
NET INCOME (LOSS)		(91,569)	(120,423)
Net income (loss) allocated to general partner		(916)	(1,204)
Net income (loss) allocated to limited partners		$ (90,653)	$ (119,219)
Net income (loss) per BAC (in dollars per unit)		$ (0.04)	$ (0.05)
Series Thirty Nine [Member]
Income
Interest income		$ 377	$ 316
Miscellaneous		90,900	11,975
Revenues		91,277	12,291
Share of income (losses) from operating limited partnerships	[20]	102,774	29,999
Expenses and loss
Fund management fee		112,093	125,063
Amortization		0	0
General and administrative expenses		14,201	13,397
Professional fees		18,307	15,891
Impairment loss		0	0
Operating expenses		144,601	154,351
NET INCOME (LOSS)		49,450	(112,061)
Net income (loss) allocated to general partner		494	(1,121)
Net income (loss) allocated to limited partners		$ 48,956	$ (110,940)
Net income (loss) per BAC (in dollars per unit)		$ 0.02	$ (0.05)
Series Forty [Member]
Income
Interest income		$ 185	$ 78
Miscellaneous		11,167	10,726
Revenues		11,352	10,804
Share of income (losses) from operating limited partnerships	[21]	790,011	0
Expenses and loss
Fund management fee		180,377	185,409
Amortization		0	0
General and administrative expenses		15,212	14,930
Professional fees		20,977	20,236
Impairment loss		0	0
Operating expenses		216,566	220,575
NET INCOME (LOSS)		584,797	(209,771)
Net income (loss) allocated to general partner		5,848	(2,098)
Net income (loss) allocated to limited partners		$ 578,949	$ (207,673)
Net income (loss) per BAC (in dollars per unit)		$ 0.22	$ (0.08)
Series Forty One [Member]
Income
Interest income		$ 728	$ 459
Miscellaneous		75,255	14,436
Revenues		75,983	14,895
Share of income (losses) from operating limited partnerships	[22]	457,440	0
Expenses and loss
Fund management fee		184,568	219,433
Amortization		0	0
General and administrative expenses		17,842	16,613
Professional fees		28,100	24,884
Impairment loss		0	0
Operating expenses		230,510	260,930
NET INCOME (LOSS)		302,913	(246,035)
Net income (loss) allocated to general partner		3,029	(2,460)
Net income (loss) allocated to limited partners		$ 299,884	$ (243,575)
Net income (loss) per BAC (in dollars per unit)		$ 0.1	$ (0.08)
Series Forty Two [Member]
Income
Interest income		$ 5,362	$ 373
Miscellaneous		112,298	50,424
Revenues		117,660	50,797
Share of income (losses) from operating limited partnerships	[23]	3,214,695	103,508
Expenses and loss
Fund management fee		156,727	163,766
Amortization		0	0
General and administrative expenses		16,599	16,143
Professional fees		25,867	31,130
Impairment loss		0	0
Operating expenses		199,193	211,039
NET INCOME (LOSS)		3,133,162	(56,734)
Net income (loss) allocated to general partner		31,332	(567)
Net income (loss) allocated to limited partners		$ 3,101,830	$ (56,167)
Net income (loss) per BAC (in dollars per unit)		$ 1.13	$ (0.02)
Series Forty Three [Member]
Income
Interest income		$ 4,813	$ 427
Miscellaneous		66,760	62,080
Revenues		71,573	62,507
Share of income (losses) from operating limited partnerships	[24]	2,492,094	(47,235)
Expenses and loss
Fund management fee		193,844	268,035
Amortization		0	66,792
General and administrative expenses		19,467	18,606
Professional fees		26,447	28,375
Impairment loss		0	268,187
Operating expenses		239,758	649,995
NET INCOME (LOSS)		2,323,909	(634,723)
Net income (loss) allocated to general partner		23,239	(6,347)
Net income (loss) allocated to limited partners		$ 2,300,670	$ (628,376)
Net income (loss) per BAC (in dollars per unit)		$ 0.63	$ (0.17)
Series Forty Four [Member]
Income
Interest income		$ 20	$ 16
Miscellaneous		10,349	584
Revenues		10,369	600
Share of income (losses) from operating limited partnerships		(82,095)	(118,343)
Expenses and loss
Fund management fee		219,779	206,520
Amortization		0	0
General and administrative expenses		14,871	14,832
Professional fees		16,664	20,276
Impairment loss		0	0
Operating expenses		251,314	241,628
NET INCOME (LOSS)		(323,040)	(359,371)
Net income (loss) allocated to general partner		(3,230)	(3,594)
Net income (loss) allocated to limited partners		$ (319,810)	$ (355,777)
Net income (loss) per BAC (in dollars per unit)		$ (0.12)	$ (0.13)
Series Forty Five [Member]
Income
Interest income		$ 405	$ 104
Miscellaneous		41,174	24,282
Revenues		41,579	24,386
Share of income (losses) from operating limited partnerships		(169,344)	(239,227)
Expenses and loss
Fund management fee		206,958	247,550
Amortization		0	0
General and administrative expenses		20,734	20,371
Professional fees		33,727	40,950
Impairment loss		661,498	918,818
Operating expenses		922,917	1,227,689
NET INCOME (LOSS)		(1,050,682)	(1,442,530)
Net income (loss) allocated to general partner		(10,507)	(14,425)
Net income (loss) allocated to limited partners		$ (1,040,175)	$ (1,428,105)
Net income (loss) per BAC (in dollars per unit)		$ (0.26)	$ (0.36)
Series Forty Six [Member]
Income
Interest income		$ 639	$ 496
Miscellaneous		19,113	0
Revenues		19,752	496
Share of income (losses) from operating limited partnerships		(154,520)	(699,351)
Expenses and loss
Fund management fee		218,237	226,805
Amortization		0	0
General and administrative expenses		17,084	16,663
Professional fees		24,495	25,477
Impairment loss		802,504	1,406,624
Operating expenses		1,062,320	1,675,569
NET INCOME (LOSS)		(1,197,088)	(2,374,424)
Net income (loss) allocated to general partner		(11,971)	(23,744)
Net income (loss) allocated to limited partners		$ (1,185,117)	$ (2,350,680)
Net income (loss) per BAC (in dollars per unit)		$ (0.4)	$ (0.79)

[1]	Includes $15,520,223 and $12,941,795, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[2]	Includes $- and $70,580, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[3]	Includes $326,273 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[4]	Includes $248,148 and $166,896, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[5]	Includes $247,429 and $426,346, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[6]	Includes $16,675 and $207,327, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[7]	Includes $- and $1,295,124, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[8]	Includes $59,000 and $647,125, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[9]	Includes $- and $237,896, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[10]	Includes $1,405,521 and $5,854,818, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[11]	Includes $199,000 and $278,493, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[12]	Includes $273,454 and $94,887, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[13]	Includes $1,328,188 and $2,840,263, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[14]	Includes $825,886 and $107,673, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[15]	Includes $1,097,000 and $53,079, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[16]	Includes $328,000 and $502,727, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[17]	Includes $1,504,603 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[18]	Includes $571,611 and $25,054, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[19]	Includes $32,421 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[20]	Includes $102,774 and $29,999, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[21]	Includes $790,011 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[22]	Includes $457,440 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[23]	Includes $3,214,695 and $103,508, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.
[24]	Includes $2,492,094 and $-, respectively, in 2016 and 2015 from gain on disposal of operating limited partnership.